Stock Option Plans - Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended	12 Months Ended
	Apr. 30, 2017	Jan. 31, 2017	Jan. 31, 2016	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2016	Jul. 31, 2017
Shares Available for Grant
Shares available for grant, beginning of period (in shares)				581,084	336,697	1,017,709
Additional shares reserved (in shares)				32,000,000	10,001,250	5,858,469
Restricted stock activity, net (in shares)				(2,865,041)	(10,193,963)	(6,749,712)
Granted (in shares)				(39,300)	(370,480)	(1,318,890)
Canceled (in shares)				172,419	808,462	1,493,769
Shares in lieu of taxes (in shares)						36,206
Plan shares expired (in shares)				(230)	(882)	(854)
Shares available for grant, end of period (in shares)		581,084	336,697	29,848,932	581,084	336,697
Options Outstanding
Options outstanding at the beginning of the period (in shares)				23,239,679	24,835,286	30,848,554
Granted (in shares)				(39,300)	(370,480)	(1,318,890)
Exercised (in shares)				(895,118)	(1,157,625)	(5,838,389)
Canceled (in shares)				(172,419)	(808,462)	(1,493,769)
Options outstanding at the end of the period (in shares)		23,239,679	24,835,286	22,211,442	23,239,679	24,835,286
Options exercisable at beginning of period (in shares)				19,434,627
Options exercisable at end of period (in shares)		19,434,627		20,312,954	19,434,627
Options vested or expected to vest beginning of period (in shares)				22,975,081
Options vested or expected to vest end of period (in shares)		22,975,081		22,975,081	22,975,081		22,211,442
Weighted- Average Exercise Price
Options outstanding at the beginning of the period (in dollars per share)				$ 4.67	$ 4.60	$ 3.59
Granted (in dollars per share)				20.67	17.85	17.94
Exercised (in dollars per share)				2.31	3.10	1.87
Canceled (in dollars per share)				12.30	10.74	6.28
Options outstanding at the end of the period (in dollars per share)		$ 4.67	$ 4.60	$ 4.73	4.67	$ 4.60
Options exercisable (in dollars per share)		3.61			3.61		$ 3.86
Options vested or expected to vest (in dollars per share)		$ 4.56			$ 4.56		$ 4.73
Weighted-Average Remaining Contractual Term (Years)
Weighted-Average Remaining Contractual Term (Years)	5 years 4 months 24 days	6 years	6 years 10 months 24 days
Weighted average remaining contractual term, vested or expected to vest (in years)				5 years 2 months 12 days	5 years 8 months 12 days
Weighted average remaining contractual term, exercisable (in years)				5 years 4 months 24 days	5 years 10 months 24 days
Share Based Compensation Arrangement by Share-based Payment Award, Aggregate Intrinsic Value [Roll Forward]
Aggregate Intrinsic Value Beginning of Period				$ 319,016	$ 497,338
Aggregate intrinsic value exercisable		$ 286,994			286,994		$ 272,663
Aggregate intrinsic value, vested or expected to vest		317,798			317,798		$ 279,685
Aggregate Intrinsic Value End of Period		$ 319,016	$ 497,338	$ 279,685	$ 319,016	$ 497,338